FINANCIAL RISK MANAGEMENT - Investment Risk by Country (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Exchange Rate Risk
Total Equity	$ 831,560,591	$ 968,903,948	$ 863,714,743	$ 813,233,349
Total assets	2,448,064,400	2,390,948,423	2,214,504,689
Total liabilities	1,616,503,809	$ 1,422,044,475	$ 1,350,789,946
Currency risk | Argentina
Exchange Rate Risk
Total Equity	145,395,883
Total assets	215,017,770
Total liabilities	$ 69,621,887
Percentage of entity's revenue	19.90%
Appreciation (devaluation) of foreign currency against the domestic currency	32.40%
Percentage of reasonably possible risk increase	(5.00%)
Increase (decrease) in income due to a reasonably possible increase in risk component	$ (239,096)
Increase (decrease) in liabilities due to a reasonably possible risk increase	(5,148,794)
Currency risk | Brazil
Exchange Rate Risk
Total Equity	231,787,304
Total assets	793,157,414
Total liabilities	$ 561,370,108
Percentage of entity's revenue	29.90%
Appreciation (devaluation) of foreign currency against the domestic currency	26.40%
Percentage of reasonably possible risk increase	(5.00%)
Increase (decrease) in income due to a reasonably possible increase in risk component	$ (2,506,240)
Increase (decrease) in equity due to a reasonably possible risk increase	(11,495,651)
Currency risk | Paraguay
Exchange Rate Risk
Total Equity	232,163,091
Total assets	270,899,700
Total liabilities	$ 38,736,609
Percentage of entity's revenue	7.90%
Appreciation (devaluation) of foreign currency against the domestic currency	11.20%
Percentage of reasonably possible risk increase	(5.00%)
Increase (decrease) in income due to a reasonably possible increase in risk component	$ (1,737,265)
Increase (decrease) in equity due to a reasonably possible risk increase	$ (10,462,776)